Derivatives and hedge accounting - Maturity derivatives designated in fair value hedging (Details) - Interest rate risk - - fair value hedges - Net payer and receiver swap number in Millions	Dec. 31, 2023	Dec. 31, 2022
– Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	46,471	54,523
– Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(1,797)	(1,669)
Less than 1 month | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(670)	(15)
Less than 1 month | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value		(10)
1 to 3 months | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	623	1,295
1 to 3 months | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(42)	(55)
3 to 12 months | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	4,648	5,744
3 to 12 months | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(183)	(190)
1 to 2 years | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	9,482	5,727
1 to 2 years | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(361)	(260)
2 to 3 years | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	13,201	9,526
2 to 3 years | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(263)	(415)
3 to 4 years | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	7,224	9,153
3 to 4 years | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(230)	(216)
4 to 5 years | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	10,164	6,638
4 to 5 years | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(277)	(228)
>5 years | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	1,798	16,454
>5 years | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(442)	(296)